PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	R$ 53,651,946	R$ 47,688,078
Main Legal Matter 1 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	15,606,600	14,174,838
Main Legal Matter 2 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	5,443,666	4,920,177
Main Legal Matter 3 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	2,124,479	2,388,423
Main Legal Matter 4 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	5,828,921	4,104,626
Main Legal Matter 5 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	2,052,564	2,138,608
Main Legal Matter 6 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,016,381	1,255,251
Main Legal Matter 7 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,388,918	1,238,018
Main Legal Matter 8 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,452,933	1,143,275
Main Legal Matter 9 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,106,401	986,196
Main Legal Matter 10 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,065,918	950,469
Main Legal Matter 11 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	810,907	715,152
Main Legal Matter 12 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	731,416	666,816
Main Legal Matter 13 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	445,682	623,748
Main Legal Matter 14 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	741,056	663,594
Main Legal Matter 15 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	363,043
Main Legal Matter 16 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	394,865	357,006
Main Legal Matter 17 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	317,522	289,406
Main Legal Matter 18 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	6,282,247	5,579,232
Main Legal Matter 19 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	288,973	187,338
Main Legal Matter 20 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	593,716	560,638
Main Legal Matter 21 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	440,002	386,834
Main Legal Matter 22 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	201,123	193,469
Main Legal Matter 23 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	205,262	192,212
Main Legal Matter 24 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	122,136	109,206
Main Legal Matter 25 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,423,591	1,168,591
Main Legal Matter 26 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	2,091,666	1,726,517
Main Legal Matter 27 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	137,668	122,639
Main Legal Matter 28 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	306,389	306,389
Main Legal Matter 29 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	R$ 667,901	R$ 539,410